Accounts Payable	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable

10. Accounts Payable

Accounts payable as of December 31, 2025, and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Suppliers, repairers	$13,319	$8,884
Insurers, agents and brokers	573	210
Payables to charterers	2,030	3,416
EUAs	34,709	11,708
FuelEU	10,539	—
Other creditors	742	2,116
Total	$61,912	$26,334